                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
                  -----------------------------------
Address:          227 West Monroe Street, Suite 4800
                  -----------------------------------
                  Chicago, Illinois   60606
                  -----------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         --------------------------------------
Title:   Director
         --------------------------------------
Phone:   (312) 739-2138
         --------------------------------------

Signature, Place, and Date of Signing:

/s/ David S. Richter          Chicago, Illinois    February 14, 2000
--------------------------  ---------------------  -------------------
   [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            2
                                                     ------------------

Form 13F Information Table Entry Total:                       20
                                                     ------------------

Form 13F Information Table Value Total:               $       110,570
                                                       ----------------
                                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.           Form 13F File Number            Name

     1            28-___________                  Clincher Capital Corporation

     2            28-___________                  David S. Richter

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                                   Form 13F Information Table

          Column 1         Column 2      Column 3    Column 4              Column 5      Column 6    Column 7         Column 8
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       Name of Issuer   Title of Class     CUSIP       Value    Shrs or     Sh/  Put/   Investment    Other       Voting Authority
                                                     (X$1000)   Prn Amt     Prn  Call   Discretion   Managers
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTEL &          PAIRED
RESORTS WRLDWD             CFT           85590A203        364           720       CALL     DEFINED    1, 2
------------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS             COM            072728108        466        48,100 SH             DEFINED    1, 2         48,100
CORP
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC          CL A           09688T106     13,643     1,399,250 SH             DEFINED    1, 2      1,399,250
------------------------------------------------------------------------------------------------------------------------------------
BOGEN                                                                                                 1, 2
COMMUNICATIONS
INTL  INC                 COM            097189104      2,127       274,503 SH             DEFINED                274,503
------------------------------------------------------------------------------------------------------------------------------------

CHART HOUSE
ENTERPRISES INC           COM            160902102      2,480       558,850 SH             DEFINED    1, 2        558,850
------------------------------------------------------------------------------------------------------------------------------------


CIDCO INC                 COM            171768104      3,589       660,000 SH             DEFINED    1, 2        660,000
------------------------------------------------------------------------------------------------------------------------------------


CRONOS GROUP N V          ORD            L20708100      5,306     1,061,100 SH             DEFINED    1, 2      1,061,100
------------------------------------------------------------------------------------------------------------------------------------


GC COS INC                COM            36155Q109      1,428        55,200 SH             DEFINED    1, 2         55,200
------------------------------------------------------------------------------------------------------------------------------------

HEARTLAND                 UT LTD
PARTNERS LP               PARTNER        422357103      6,275       306,089 SH             DEFINED    1, 2        306,089
------------------------------------------------------------------------------------------------------------------------------------

          Column 1         Column 2      Column 3    Column 4              Column 5      Column 6    Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
       Name of Issuer   Title of Class     CUSIP       Value    Shrs or     Sh/  Put/   Investment    Other       Voting Authority
                                                     (X$1000)   Prn Amt     Prn  Call   Discretion   Managers
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

HIGHLANDS INS
GROUP INC               COM              431032101   13,059     1,383,700 SH                 DEFINED      1, 2    1,383,700
------------------------------------------------------------------------------------------------------------------------------------


IMPERIAL CR INDS INC    COM              452729106   11,784     1,885,400 SH                 DEFINED      1, 2    1,885,400
------------------------------------------------------------------------------------------------------------------------------------


LAKES GAMING INC        COM              51206P106    2,826       356,000 SH                 DEFINED      1, 2      356,000
------------------------------------------------------------------------------------------------------------------------------------


MAXCO INC               COM              577723109    1,389       140,633 SH                 DEFINED      1, 2      140,633
------------------------------------------------------------------------------------------------------------------------------------


MAXXAM INC              COM              577913106    8,804       205,350 SH                 DEFINED      1, 2      205,350
------------------------------------------------------------------------------------------------------------------------------------

PAYLESS SHOESOURCE
INC                     COM              704379106    7,431       158,100 SH                 DEFINED      1, 2      158,100
------------------------------------------------------------------------------------------------------------------------------------


PRICESMART INC          COM              741511109    1,230        31,300 SH                 DEFINED      1, 2       31,300
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PRIMEX
TECHNOLOGIES INC        COM              741597108    9,529       457,850 SH                 DEFINED      1, 2      457,850
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WMS INS INC             COM              929297109    7,922       603,550 SH                 DEFINED      1, 2      603,550
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

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
          Column 1         Column 2      Column 3    Column 4              Column 5      Column 6    Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
       Name of Issuer   Title of Class     CUSIP       Value    Shrs or     Sh/  Put/   Investment    Other       Voting Authority
                                                     (X$1000)   Prn Amt     Prn  Call   Discretion   Managers
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------


BERKLEY WR CORP         COM              084423102    5,396    258,500 SH                DEFINED       1, 2      258,500
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                        PFD CV A
INNKEEPERS USA TR       8.625            4576J0302    5,522    313,300 SH                DEFINED       1, 2      313,300
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